CERTAMX

AMERICAN STOCK EXCHANGE
Equities Options ETFs

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-11758

03026949

August 6, 2003

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
AUG - 6 2003
1086

PROCESSED
AUG 07 2003
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange, Inc. (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Medium-Term Notes, Series C,
BRIDGES due August 30, 2009
(Based on the Value of Common Stock of Fifteen Companies in the Financial Services Industry)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,